Investments - Cann Group Limited (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Oct. 09, 2020 CAD ($) shares	Jul. 23, 2020 CAD ($)	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($) shares	Oct. 09, 2020 $ / shares	Jul. 23, 2020 $ / shares	Jun. 30, 2020 AUD ($) $ / shares shares	Jun. 30, 2019 CAD ($)
Disclosure of associates [line items]
Impairment					$ 75,035
Proportion of ownership interest in investment		18.00%
Investments in associates and joint ventures		$ 16,970	$ 18,114	$ 289	18,114				$ 118,845
Unrealized fair value loss recognized				1,239	(11,955)
Unrealized losses on marketable securities				16,690	43,613
Marketable securities designated at FVTOCI
Disclosure of associates [line items]
Transfer from (to) investment in associates				16,314	$ (1,775)
Marketable securities designated at FVTOCI | Cann Group
Disclosure of associates [line items]
Transfer from (to) investment in associates		$ 15,530
Quoted stock price (in CAD per share) | $ / shares							$ 0.51
Number of shares sold (in shares) | shares	31,956,347
Share price (in AUD per share) | $ / shares						$ 0.20
Proceeds from sale of common shares	$ 5,900
Financial assets, at fair value	$ 6,000
Unrealized losses on marketable securities				9,500
Cann Group
Disclosure of associates [line items]
Total shareholdings (in shares) | shares			31,956,347		31,956,347			31,956,347
Proportion of ownership interest in associate			22.40%
Fair value of investment in associates			$ 23,400		$ 23,400			$ 25.0
Share price (in A$ per share) | $ / shares								$ 0.79
Impairment					37,213
Investments in associates and joint ventures			$ 16,917	0	$ 16,917				$ 57,017
Unrealized fair value loss recognized				$ 1,440